INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.INTANGIBLE ASSETS

In 2019, the Company and Hydro-Quebec (“HQ”) signed a license agreement by which the Company is allowed to use HQ’s patented technologies for the micronization, spheronization, purification, and coating to serve the lithium-ion battery market. The Company paid US $2 million ($2,562) for the use of the patents which have different expiry dates between October 24, 2021, to June 7, 2028. The license was capitalized as an intangible asset and will be amortized over the life of the underlying patents.

Licenses
$
COST
Balance as at January 1, 2023	1,220
Write-off of assets	(1,028)
Balance as at December 31, 2023	192
ACCUMULATED DEPRECIATION
Balance as at January 1, 2023	1,038
Amortization	123
Write-off of assets	(1,028)
Balance as at December 31, 2023	133
Net book value as at December 31, 2023	59

Licenses
$
COST
Balance as at January 1, 2022	1,604
Write-off of assets	(384)
Balance as at December 31, 2022	1,220
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022	1,123
Amortization	299
Write-off of assets	(384)
Balance as at December 31, 2022	1,038
Net book value as at December 31, 2022	182